Offsets	Jan. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Curaleaf Holdings, Inc.
Form or Filing Type	F-10
File Number	333-249081
Initial Filing Date	Sep. 28, 2020
Fee Offset Claimed	$ 129,800.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000.00
Termination / Withdrawal Statement	The Registrant previously paid $129,800 in registration fees with respect to the Registration Statement on Form F-10, as amended (File No. 333-249081), initially filed on September 28, 2020 (the 'First Registration Statement'), of which $110,200 was used towards the fees payable for its registration statement on Form F-10 (File No. 333-269109) on January 3, 2023 (the 'Second Registration Statement', and together with the First Registration Statement, the 'Prior Registration Statements') pursuant to Rule 457(p) under the Securities Act. No securities were offered, sold or issued under the Prior Registration Statements. Accordingly, $129,800 of the previously paid fees attributable to $1,000,000,000 of unsold securities that were previously registered under the First Registration Statement may be applied to the filing fees payable pursuant to this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the entire $129,800 of the previous registration fee paid under the First Registration Statement against the total registration fee of $153,100 due herewith. As a result, a $23,300 registration fee is payable in connection with this Registration Statement. In accordance with the Securities Act, the Second Registration Statement and the offering of the unsold securities registered under the Second Registration Statement will be deemed terminated as of the effective date of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Curaleaf Holdings, Inc
Form or Filing Type	F-10
File Number	333-249081
Filing Date	Sep. 28, 2020
Fee Paid with Fee Offset Source	$ 129,800.00